Revenue - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) contract vessel	Dec. 31, 2023 USD ($)
Disaggregation of Revenue [Line Items]
At cost, less accumulated depreciation of $570.9 million (2023 - $440.9 million) (notes 9, 15 and 22)	$ 1,132,109	$ 929,237
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	570,900	440,900
Lessor, Operating Lease, Payments to be Received, Next Twelve Months	$ 14,400	12,100
Number of Forms of Contracts | contract	2
Lessor, Operating Lease, Payments to be Received, Two Years	$ 7,400
Assets leased to other
Disaggregation of Revenue [Line Items]
At cost, less accumulated depreciation of $570.9 million (2023 - $440.9 million) (notes 9, 15 and 22)	26,400	38,900
Property, Plant and Equipment, Gross	34,800	51,100
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	8,400	12,200
Time-charter revenues
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 2,500	$ 3,400
Time-charter revenues | Aframax LR2 and Suezmax Charters Out | Charters out expiring in 2025 and 2029
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	2